Organization and principal activities (Details) - Schedule of Principal Subsidiaries	12 Months Ended
Dec. 31, 2022
UCLOUDLINK (HK) LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Sep. 02, 2014
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Holding company
HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Oct. 25, 2010
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Holding company, information technology services and sales of terminals and data related products
Shenzhen Ucloudlink Technology Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jul. 09, 2015
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Technology research and development
Shenzhen uCloudlink Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jun. 07, 2018
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Hardware exportation
Beijing uCloudlink Technology Co., Ltd. (“Beijing uCloudlink”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jan. 29, 2015
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Holding company
UCLOUDLINK (SINGAPORE) PTE.LTD [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Singapore
Date of incorporation	May 15, 2017
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
UCLOUDLINK (UK) CO. LTD [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	UK
Date of incorporation	Oct. 13, 2014
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
Ucloudlink (America), Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	USA
Date of incorporation	Aug. 01, 2016
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
UCLOUDLINK SDN.BHD [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Malaysia
Date of incorporation	Aug. 24, 2017
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
uCloudlink Japan Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Japan
Date of incorporation	Mar. 07, 2018
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
Shenzhen uCloudlink Network Technology Co., Ltd. (“Shenzhen uCloudlink”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Aug. 14, 2014
Relationship	Subsidiary and Consolidated former VIE
% of direct or indirect economic ownership	100.00%
Principal activities	Holder of value-added telecommunications services license, information technology services and sales of terminals and data related products
Beijing uCloudlink New Technology Co., Ltd. (“Beijing Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Nov. 15, 2014
Relationship	Subsidiary and Consolidated former VIE
% of direct or indirect economic ownership	100.00%
Principal activities	Information technology services and sales of terminals and data related products
PT UCLOUDLINK TECHNOLOGIES PMA [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Indonesia
Date of incorporation	Sep. 27, 2018
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
UCLOUDLINK UK LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	UK
Date of incorporation	Feb. 24, 2021
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing
Shenzhen Yulian Cloud Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Feb. 22, 2022
Relationship	Subsidiary
% of direct or indirect economic ownership	100.00%
Principal activities	Sales and marketing